Investment Objectives and Goals - PUTNAM HIGH YIELD FUND	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks high current income.
Objective, Secondary [Text Block]	Capital growth is a secondary goal when consistent with achieving high current income.